Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 61,468	$ 56,452
Interest on significant financing component	2,784	3,284
Interest on leases	442	446
Interest on satellite performance incentive payments	199	252
Interest on employee benefit plans	(503)	(265)
Capitalized interest	(14,432)	(3,505)
Interest expense	$ 49,958	$ 56,664